[Faegre & Benson Letterhead]

Michael A. Stanchfield
MStanchfield@faegre.com
612.766.7764

March 17, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
Attention: Jeffrey B. Werbitt

Re:	Retek Inc. Amendment No. 1 to Schedule 14D-9 (File No. 005-59843)

Ladies and Gentlemen:

     On behalf of Retek Inc., we hereby transmit for filing via the EDGAR System Amendment No. 1 to Retek’s Schedule 14D-9 relating to the tender offer commenced by a wholly owned subsidiary of SAP America, Inc.

     This amendment is being filed in response to the Staff’s comments on the Schedule 14D-9 set forth in a letter dated March 14, 2005 from Mr. Jeffrey B. Werbitt, Attorney-Advisor, Office of Mergers and Acquisitions.

Comment l.	Please advise us as to your intent with regard to your recommendation in light of Oracle’s recent offer to acquire shares of Retek at a higher price.

Response 1.	Following Oracle’s offer, SAP proposed to amend its offer to a higher per-share price than Oracle, as described under “Background for the Board’s Recommendation” in Item 4 of the amendment. In light of this higher offer by SAP, Retek’s board has reaffirmed its recommendation of the SAP offer in Item 4 of the amendment. As we discussed with Mr. Werbitt, Retek will file a separate Schedule 14D-9 within ten business days of Oracle’s March 9 offer, which will contain the board’s recommendation regarding Oracle’s offer.

Comment 2.	Please advise whether the other company that entered into a confidentiality and standstill agreement with Retek gave any reason as to why it had determined not to move forward with its interest.

Response 2.	Given Oracle’s offer, we have revised the disclosure under “Background for the Board’s Recommendation” in Item 4 of the amendment to identify the “other party” as Oracle. In response to the Staff’s comment, we have, in the paragraph beginning “Following the December 8, 2004, Board meeting,” disclosed the reasons that Oracle gave to Retek as to why it had determined not to move forward with its interest.

* * *

     Please direct any inquiries or comments to the undersigned at (612) 766-7764.

Very truly yours,
/s/ Michael A. Stanchfield
Michael A. Stanchfield